PARENT COMPANY INFORMATION - Statement of Financial Position (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 36,642,829	$ 34,025,535	$ 30,117,236	$ 28,401,283
Non current Assets
Property plant and equipment	9,100,553	8,973,952	8,950,411
Deferred	1,765,265	861,702
Assets	366,903,925	322,895,870
Long-term liabilities
Outstanding bonds	25,521,295	26,467,982
Deferred tax liabilities	4,332,366	3,181,974
Liabilities	327,432,278	287,456,313
Equity
Total equity	39,471,647	35,439,557	33,348,269
Total liabilities and shareholders' equity	366,903,925	322,895,870
Parent [member]
Current Assets
Cash and cash equivalents	174,784	130,353	$ 51,299	$ 38,667
Trading securities	47	7
Accounts receivable from related parties	281,375	343,448
Other assets	172	2,316
Total current assets	456,378	476,124
Non current Assets
Investments in subsidiaries and associates	25,025,607	22,684,869
Investments in subsidiaries and associates	25,021,593	22,682,940
Property plant and equipment	5,565	6,817
Deferred	124	1,849
Total non current assets	25,031,296	22,693,535
Assets	25,487,674	23,169,659
Current liabilities
Borrowings at amortized cost	6,318	2,644
Outstanding bonds at amortized cost	8,048	5,579
Accounts payable	433,756	464,417
Other non-financial liabilities	1,214	1,214
Total current liabilities	449,336	473,854
Long-term liabilities
Borrowings at amortized cost	525,659	526,735
Outstanding bonds	1,124,520	1,124,520
Total non current liabilities	1,650,179	1,651,255
Liabilities	2,099,515	2,125,109
Equity
Total equity	23,388,159	21,044,550
Total liabilities and shareholders' equity	$ 25,487,674	$ 23,169,659